LVIP SSGA International Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.36%
INVESTMENT COMPANY–95.36%
International Equity Fund–95.36%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	18,444,978	$247,199,595
Total Affiliated Investment (Cost $148,629,267)		247,199,595

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.22%
INVESTMENT COMPANY–4.22%
Money Market Fund–4.22%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	10,948,295	$10,948,295
Total Unaffiliated Investment (Cost $10,948,295)		10,948,295

TOTAL INVESTMENTS–99.58% (Cost $159,577,562)	258,147,890
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	1,079,688
NET ASSETS APPLICABLE TO 22,482,237 SHARES OUTSTANDING–100.00%	$259,227,578

✧✧Standard Class shares.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
37	CME British Pound Currency Futures	$3,058,512	$3,097,576	6/15/26	$—	$(39,064)
36	CME Euro Foreign Exchange Currency Futures	5,213,475	5,228,960	6/15/26	—	(15,485)
47	CME Japanese Yen Currency Futures	3,721,225	3,728,399	6/15/26	—	(7,174)
					—	(61,723)
Equity Contracts:
78	Eurex EURO STOXX 50 Futures	4,954,090	5,131,359	6/19/26	—	(177,269)
22	FTSE 100 Index Futures	2,969,868	2,993,416	6/19/26	—	(23,548)
11	OSE Nikkei 225 Index Futures	3,545,950	3,614,627	6/11/26	—	(68,677)
					—	(269,494)
Total Futures Contracts					$—	$(331,217)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
See accompanying notes.
LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.36%@
International Equity Fund-95.36%@
✧✧LVIP SSGA International Index Fund	$262,833,466	$—	$18,905,323	$6,603,092	$(3,331,640)	$247,199,595	18,444,978	$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP SSGA International Managed Volatility Fund–2